Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Anniversaries	Dec. 31, 2019 USD ($) Anniversaries	Dec. 31, 2018 USD ($) Anniversaries
Disclosure of significant accounting policies [line items]
Share-based compensation	$ 29	$ 32	$ 35
Minimum equity interest for significant influence	20.00%
Number of customers | Anniversaries	0	0	0
Revenues	$ 12,970	$ 13,130	$ 13,531
Increase decrease in financing obligations connected with leases	213	274	296
Effect Of Adoption Of Accounting Standard On Retained Earnings	6
Emission Rights [Member]
Disclosure of significant accounting policies [line items]
Revenues	$ 0	0	0
Computer software [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset	5 years
Extraction rights [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset	83 years
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset	3 years
Top of range [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset	20 years
Mobile equipment [member]
Disclosure of significant accounting policies [line items]
Carrying amount of assets acquired through capital lease	$ 213	274	296
Additional paid-in capital [member]
Disclosure of significant accounting policies [line items]
Share-based compensation	$ 29	$ 17	$ 34